General_General Information (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Disclosure of notes and other explanatory information [Abstract]
Name of reporting entity or other means of identification	Woori Financial Group Inc. and subsidiaries
Name of parent entity	Woori Financial Group Inc.
Description of entity incorporation	established in 1899
Description of nature of entitys operations and principal activities	engaged in the commercial banking business under the Banking Act, trust business and foreign exchange business under the Financial Investment Services and Capital Market Act.
Change of holding company	Effective as of January 11, 2019, Woori Financial Group Inc. ("Woori Financial Group") was established as the financial holding company of Woori Bank, and Woori Bank became a wholly-owned subsidiary of Woori Financial Group, pursuant to a "comprehensive stock transfer" under Article 360-15 of the Korean Commercial Code (the "Stock Transfer"). In the Stock Transfer, holders of Woori Bank common stock transferred all of their shares to Woori Financial Group and in return received shares of the common stock of Woori Financial Group. The Stock Transfer constitutes a "succession" for purposes of Rule 12g-3(a) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), such that the common stock of Woori Financial Group is deemed to be registered under Section 12(b) of the Exchange Act by operation of Rule 12g-3(a). This Form 15 relates solely to the common stock, American depositary shares representing such common stock and reporting obligations of Woori Bank under the Exchange Act. As the successor issuer to Woori Bank, Woori Financial Group will hereafter file reports under the Exchange Act with the U.S. Securities and Exchange Commission using the commission file number of Woori Bank (001-31811). As part of the comprehensive stock transfer as of January 11, 2019, Woori Bank became a wholly owned subsidiary of Woori Financial Group and transferred the ownership of five of its subsidiaries to Woori Financial Group. These companies were Woori FIS Co., Ltd., Woori Finance Research Institute Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Co., Ltd., Woori Private Equity Asset Management Co., Ltd.. As a result, Woori Financial Group prepared these consolidated financial statements including the operations of its predecessor entities Woori Bank, Woori FIS Co., Ltd., Woori Finance Research Institute Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Co., Ltd., Woori Private Equity Asset Management Co., Ltd. and its consolidated subsidiaries. Previously, Woori Finance Holdings Co., Ltd. (established on March 27, 2001 in accordance with Financial Holding Companies Act), the former holding company of Woori Financial Group, held a 100% ownership of the Bank. Effective from November 1, 2014, Woori Finance Holdings Co., Ltd. completed its merger (the "Merger") with and into the Bank. Accordingly, the shares of the Bank, 597 million shares, prior to the merger, was reduced to nil in accordance with capital reduction procedure, and then, in accordance with the merger ratio, the Bank newly issued 676 million shares.
Information of listing on stock market	On June 24, 2002, Woori Finance Holdings Co., Ltd. listed its common stock on the Korea Exchange through public offering. In addition, on September 29, 2003, Woori Finance Holdings Co., Ltd. registered with the Securities and Exchange Commission in the United States of America and, on the same day, listed its American Depositary Shares on the New York Stock Exchange. As Woori Finance Holdings Co., Ltd. was merged into the Bank, the Bank, which is the existing company, succeeded such rights and obligations as a listed company on the Korea Exchange and the New York Stock Exchange.
Issued capital	₩ 3,381,392	$ 3,038,361	₩ 3,381,392
Information of incorporated subsidiaries	As a result of such merger, the Bank incorporated Woori Card Co., Ltd., Woori Investment Bank Co., Ltd., Woori FIS Co., Ltd., Woori Private Equity Asset Management Co., Ltd. and Woori Finance Research Institute Co., Ltd. as its subsidiaries.
Address of registered office of entity	The headquarters of the Bank is located at 51, Sogong-ro, Jung-gu, Seoul, Korea.
Description of additional information of number of branches and offices	The Bank has 877 branches and offices in Korea, and 23 branches and offices overseas as of December 31, 2018
Description of approval date of financial Statements	Apr. 26, 2019